Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 1,956	$ 2,085
Short-term investments	950	740
Accounts receivable, net (including receivables from related parties of $401 and $279 as of June 30, 2025 and March 31, 2025, respectively)	1,315	1,107
Contract assets (including contract assets from related parties of $227 and $152 as of June 30, 2025 and March 31, 2025, respectively)	645	642
Prepaid expenses and other current assets	307	256
Total current assets	5,173	4,830
Non-current assets:
Property and equipment, net	467	354
Operating lease right-of-use assets	328	320
Finance lease right-of-use assets	78	40
Equity investments (including investments held under fair value option of $297 and $300 as of June 30, 2025 and March 31, 2025, respectively)	570	565
Goodwill	1,626	1,620
Intangible assets, net	263	151
Deferred tax assets	425	401
Non-current portion of contract assets	220	346
Other non-current assets	245	305
Total non-current assets	4,222	4,102
Total assets	9,395	8,932
Current liabilities:
Accrued compensation and benefits	137	140
Tax liabilities	93	124
Contract liabilities (including contract liabilities from related parties of $104 and $105 as of June 30, 2025 and March 31, 2025, respectively)	259	209
Operating lease liabilities	36	30
Other current liabilities (including payables to related parties of $10 and $11 as of June 30, 2025 and March 31, 2025, respectively)	512	426
Total current liabilities	1,037	929
Non-current liabilities:
Non-current portion of accrued compensation	28	26
Deferred tax liabilities	55	41
Non-current portion of contract liabilities	742	702
Non-current portion of operating lease liabilities	339	316
Other non-current liabilities	187	79
Total non-current liabilities	1,351	1,164
Total liabilities	2,388	2,093
Commitments and contingencies (Note 12)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,097 shares authorized and 1,059 shares issued and outstanding as of June 30, 2025; and 1,088 shares authorized and 1,057 shares issued and outstanding as of March 31, 2025	2	2
Additional paid-in capital	2,921	2,922
Accumulated other comprehensive income (loss)	411	372
Retained earnings	3,673	3,543
Total shareholders’ equity	7,007	6,839
Total liabilities and shareholders’ equity	$ 9,395	$ 8,932